Debt	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Debt
Debt

($ in millions)	December 31, 2019			December 31, 2018
	Face Value (US$)	Carrying Value (CAD$)	Fair Value (CAD$)	Face Value (US$)	Carrying Value (CAD$)	Fair Value (CAD$)
4.5% notes due January 2021 (a)	$117	$152	$155	$117	$159	$159
4.75% notes due January 2022 (a)	202	262	273	202	275	275
3.75% notes due February 2023 (a)	220	289	298	220	295	286
8.5% notes due June 2024 (a)	—	—	—	600	819	883
6.125% notes due October 2035	609	779	932	609	818	802
6.0% notes due August 2040	490	634	712	490	666	621
6.25% notes due July 2041	795	1,021	1,187	795	1,072	1,031
5.2% notes due March 2042	399	512	537	399	537	465
5.4% notes due February 2043	377	484	520	377	509	449
	3,209	4,133	4,614	3,809	5,150	4,971
Antamina term loan due April 2020	23	29	29	23	31	31
	$3,232	$4,162	$4,643	$3,832	$5,181	$5,002
Less current portion of debt	(23)	(29)	(29)	—	—	—
	$3,209	$4,133	$4,614	$3,832	$5,181	$5,002

The fair values of debt are determined using market values, if available, and discounted cash flows based on our cost of borrowing where market values are not available. The latter are considered Level 2 fair value measurements with significant other observable inputs on the fair value hierarchy (Note 30).

On November 18, 2019, we closed our US$2.5 billion limited recourse project financing facility to fund the development of the QB2 project (Note 5(c)). As at December 31, 2019, the facility was undrawn.

a)	Debt Transactions

During the year ended December 31, 2019, we redeemed all of the US$600 million principal amount of our outstanding 8.5% notes due in June 2024. The total cost of the redemption, which was funded from cash on hand, including the premiums, was US$638 million. We recorded a pre-tax expense of $224 million in non-operating income (expense) (Note 11) in connection with this redemption, of which $174 million was non-cash, relating to the derecognition of the embedded prepayment option derivative.

During the year ended December 31, 2018, we purchased US$1 billion aggregate principal amount of certain of our outstanding notes pursuant to cash tender offers. The principal amount of notes purchased was US$103 million of 4.5% notes due 2021, US$471 million of 4.75% notes due 2022, and US$426 million of 3.75% notes due 2023. The total cost of the purchases, which were funded from cash on hand, including the premiums, was US$1.01 billion. We recorded an expense of $26 million in non-operating income (expense) (Note 11) in connection with these purchases.

b)	Optional Redemptions

All of our outstanding notes are redeemable at any time by repaying the greater of the principal amount and the present value of the sum of the remaining scheduled principal and interest amounts discounted at a comparable treasury yield plus a stipulated spread, plus, in each case, accrued interest to, but not including, the date of redemption. In addition, all of our outstanding notes, except for note due October 2035, are callable at 100% (plus accrued interest to, but not including, the date of redemption) within three to six months of maturity.

c)	Revolving Facilities

Effective November 22, 2019, our US$4.0 billion committed revolving credit facility’s maturity was extended to November 2024. The facility remains undrawn at December 31, 2019. Any amounts drawn under the facility can be repaid at any time and are due in full at maturity. Amounts outstanding under the facility bear interest at LIBOR plus an applicable margin based on credit ratings. The facility requires that our total net debt-to-capitalization ratio, which was 0.15 to 1.0 at December 31, 2019, not exceed 0.60 to 1.0.

With our return to investment grade credit ratings, letters of credit aggregating to $1.1 billion were cancelled during the year ended December 31, 2019 and our US$600 million committed revolving credit facility maturing November 2021 was terminated. As a result, we recorded an expense of $6 million relating to the derecognition of financing fees in non-operating income (expense) (Note 11) during the year ended December 31, 2019.

We maintain uncommitted bilateral credit facilities primarily for the issuance of letters of credit to support our future reclamation obligations. As at December 31, 2019, we were party to various uncommitted credit facilities providing for a total of $1.9 billion of capacity, and the aggregate outstanding letters of credit issued thereunder were $1.6 billion. In addition to the letters of credit outstanding under these uncommitted credit facilities, we also had stand-alone letters of credit of $453 million outstanding at December 31, 2019, which were not issued under a credit facility. These uncommitted credit facilities and stand-alone letters of credit are typically renewed on an annual basis.

We also have $450 million in surety bonds outstanding at December 31, 2019 to support current and future reclamation obligations.

d)	Scheduled Principal Payments

At December 31, 2019, the scheduled principal payments during the next five years and thereafter are as follows:

($ in millions)	US$	CAD$ Equivalent
2020	$23	$29
2021	117	152
2022	202	262
2023	220	286
2024	—	—
Thereafter	2,670	3,469
	$3,232	$4,198

e)	Debt Continuity

($ in millions)	US$		CAD$ Equivalent
	2019	2018	2019	2018
As at January 1	$3,798	$4,827	$5,181	$6,056
Cash flows
Scheduled debt repayments	—	(22)	—	(28)
Debt redemption or purchase	(638)	(1,015)	(835)	(1,327)
Non-cash changes
Loss on debt redemption or purchase (a)	38	20	50	26
Changes in foreign exchange rates	—	—	(244)	471
Finance fees and discount amortization	—	—	—	1
Other	6	(12)	10	(18)
As at December 31	$3,204	$3,798	$4,162	$5,181